AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 51.2%
	United States Treasury Bill
$10,000,000	0.000%, 8/6/2026	$9,963,850
8,000,000	0.000%, 12/3/2026	7,869,456
	TOTAL U.S. TREASURY BILLS
	(Cost $17,842,051)	17,833,306

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.8%
	CALL OPTIONS — 22.8%
3,325	Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $2,384.46, Exercise Price: $0.0001, Notional Amount: $33, Expiration Date: September 16, 2026*,1	7,930,498
	TOTAL CALL OPTIONS
	(Cost $3,320,701)	7,930,498
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,320,701)	7,930,498

Number of Shares
	SHORT-TERM INVESTMENTS — 26.5%
9,225,941	JPMorgan U.S. Government Money Market Fund, 3.23%[2]	9,225,941
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,225,941)	9,225,941
	TOTAL INVESTMENTS — 100.5%
	(Cost $30,388,693)	34,989,745
	Liabilities in Excess of Other Assets — (0.5)%	(162,260)
	TOTAL NET ASSETS — 100.0%	$34,827,485

*Non-income producing security.
[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.